COVER LETTER

November 21, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds
(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information, that mirrors the risk/return summary information in the Prospectus for the MassMutual Premier Inflation-Protected and Income Fund, dated February 1, 2018, as filed on November 1, 2018. The purpose of this filing is to submit the 497(e) filing dated November 1, 2018 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Premier Funds